LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS, NET
Land use rights

	As of December 31,
	2018	2019
	RMB	RMB	US$
Cost	159,494	249,804	35,882
Accumulated amortization	(12,001)	(16,650)	(2,392)
Land use rights, net	147,493	233,154	33,490

Carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2018	2019
	RMB	RMB	US$
Land use rights	16,403	15,989	2,297